Interests in equity-accounted investees - Summary of details information of joint venture (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of associates [line items]
Non-current assets	$ 120,876	$ 127,427
Cash and cash equivalents	32,131	52,251	$ 45,706	$ 146,660
Current assets	85,197	86,148
Non-current liabilities	(20,994)	(5,678)
Other payables, accruals and contract liabilities	(4,742)	(1,006)
Equity	156,366	171,346	210,158	$ 243,463
Carrying amount of the Group’s interest in the associate	156,459	170,389
Other gains or losses	614	2,006	4,133
Interest income	1,042	1,846	3,570
Income tax expense	(34)	7,639	(54)
Loss for the year	(39,978)	(49,806)	(64,777)
Exchange differences on translation of foreign operations	716	(1,024)	1,795
Total comprehensive expense for the year	(39,362)	(50,527)	$ (62,982)
Insighta
Disclosure of associates [line items]
Non-current assets	122,253	127,005
Cash and cash equivalents	80,153	81,005
Current assets	80,568	81,388
Non-current liabilities	(13,513)	(14,417)
Other payables, accruals and contract liabilities	(316)	(238)
Amount due to a related company	(110)	(1,179)
Equity	$ 188,882	$ 192,559
Proportion of the Group’s interest in the associate	35.00%	35.00%
Carrying amount of the Group’s interest in the associate	$ 66,109	$ 67,396
Other income	86	31
Other gains or losses	266	0
Interest income	3,467	4,775
Depreciation and amortization	(5,082)	(5,677)
Other expenses	(3,174)	(4,459)
Income tax expense	836	841
Loss for the year	(3,601)	(4,489)
Exchange differences on translation of foreign operations	(75)	597
Total comprehensive expense for the year	(3,676)	(3,892)
Group's share of loss and total comprehensive expense	(1,286)	(1,707)
Dividends received by the Group	$ 0	$ 0